TRADE ACCOUNTS RECEIVABLE (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 02, 2022 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 264,179									$ 343,671
Allowance for expected credit losses	(15,394)									(13,704)
Trade accounts receivable	$ 248,785	$ 13.0	£ 4.6	€ 17.8	$ 4.0	$ 4.1	¥ 0.7	৳ 0.0	$ 0.0	$ 329,967